LEASES - Lease liabilities (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Present value of liabilities	R$ 7,127,247	R$ 6,929,890	R$ 6,972,915
Lands and farms
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	12.77%
Maturity (2)	September/2053
Present value of liabilities	R$ 4,108,603
Machinery and equipment
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.60%
Maturity (2)	April/2035
Present value of liabilities	R$ 357,594
Buildings
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	8.23%
Maturity (2)	February/2035
Present value of liabilities	R$ 570,231
Ships and boats
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	12.20%
Maturity (2)	February/2039
Present value of liabilities	R$ 2,015,751
Vehicles
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	4.51%
Maturity (2)	November/2028
Present value of liabilities	R$ 75,068